Consolidated Income Statements - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
IFRS Statement [Line Items]
Interest income calculated using the effective interest method	€ 28,669	€ 26,904
Other interest income	2,253	1,345
Interest expense	(11,033)	(9,973)
Interest income / charges	17,636	16,931
Dividend income	361	264
Income from companies accounted for using the equity method	306	354
Commission income	7,502	7,475
Commission expense	(1,639)	(1,586)
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net	350	326
Gains or losses on financial assets and liabilities at amortised cost, net	105	16
Other financial assets and liabilities	245	310
Gains or losses on financial assets and liabilities held for trading, net	(12)	1,197
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	215	56
Gains or losses on financial assets and liabilities measured at fair value through profit or loss, net	(207)	132
Gains or losses from hedge accounting, net	(26)	33
Exchange differences, net	191	(890)
Other operating income	855	813
Other operating expenses	(1,136)	(979)
Income from assets under insurance and reinsurance contracts	1,630	1,756
Expenses from liabilities under insurance and reinsurance contracts	(1,590)	(1,720)
Total income	24,436	24,162
Administrative expenses	(10,110)	(10,265)
Personnel expenses	(6,080)	(5,960)
Other general administrative expenses	(4,030)	(4,305)
Depreciation and amortisation cost	(1,477)	(1,217)
Provisions or reversal of provisions, net	(1,916)	(1,262)
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss, net	(4,368)
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss, net (preIFRS9)		(4,352)
Impairment or reversal of impairment on non-financial assets, net	(27)	(96)
Impairment or reversal of impairment on tangible assets, net	(19)	(33)
Impairment or reversal of impairment on intangible assets, net	(2)	(64)
Impairment or reversal of impairment on other assets, net	(6)	1
Gains or losses on non-financial assets and investments, net	250	23
Gains or losses on non-current assets held for sale not classified as discontinued operations	(257)	(94)
Operating profit / (loss) before tax	6,531	6,899
Tax expense or income from continuing operations	(2,449)	(2,378)
Profit from continuing operations	4,082	4,521
CONSOLIDATED PROFIT FOR THE YEAR	4,082	4,521
Profit (loss), attributable to [abstract]
Profit attributable to non-controlling interests	851	769
Profit attributable to the parent	€ 3,231	€ 3,752
Earnings per share [abstract]
Basic	€ 0.180	€ 0.220
Diluted	€ 0.180	€ 0.220
Financial assets at fair value through other comprehensive income, category
IFRS Statement [Line Items]
Interest income calculated using the effective interest method	€ 2,020	€ 2,548
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss, net	(6)
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss, net (preIFRS9)		(1)
Financial assets at amortised cost, category
IFRS Statement [Line Items]
Interest income calculated using the effective interest method	24,396	23,011
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss, net	€ (4,362)
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss, net (preIFRS9)		€ (4,351)